SHARE CAPITAL (Narrative) (Details)						1 Months Ended								9 Months Ended			12 Months Ended
	Jul. 01, 2019 USD ($)	Feb. 04, 2019 USD ($) $ / shares shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Jul. 02, 2020 USD ($) shares	Jun. 17, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 19, 2019 USD ($) $ / shares shares	Aug. 21, 2019 USD ($) $ / shares shares	Jun. 28, 2019 USD ($) $ / shares shares	Nov. 20, 2018	May 31, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) Share shares	May 31, 2019 USD ($) shares	Aug. 31, 2019 $ / shares shares	Aug. 31, 2019 USD ($) Share shares	Jan. 27, 2020 shares	Aug. 31, 2018 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Consolidation of common shares													one new share for ten old shares (1:10)
Number of shares outstanding | shares														62,347,102	62,347,102	33,741,961	58,575,787	58,575,787		29,103,411
Increase (decrease) in number of shares outstanding | shares		3,124,059					1,221,500			3,225,807	8,326,957
Equity Issuance, Price per Share | $ / shares		$ 1.33								$ 1.24	$ 1.25
Gross proceeds from issuing shares										$ 4,000,000	$ 10,400,000
Payments for share issue costs		$ 107,000									1,769,000				$ 284,000	$ 156,000
Finders fee		$ 72,000					$ 38			$ 54,000	$ 624,000
Percentage of finders fee		6.00%								6.00%	6.00%
Proceeds from issuance of equity		$ 4,160,000					$ 1,710,000								$ 4,000,000	$ 4,155,000
Number of shares issued for exercise of warrants | shares															28,040			1,048,770
Exercise of warrants for shares issued | shares															28,040			1,048,770
Shares issued for interest on convertible note (Shares) | shares															517,468	545,721
Shares issued for interest on convertible note															$ 687,000	$ 687,000
Number of share options granted in share-based payment arrangement | Share															1,628,500			1,554,000
Stock options compensation expense															$ 383,000			$ 495,000
Weighted average exercise price of share options granted in share-based payment arrangement (CAD per share) | $ / shares														$ 1.81			$ 2.61
Deferred share unit liability														$ 339,000	339,000
Deferred share unit expense															323,000	17,000
Deferred share units share based compensation																137,000
Deferred share units director fees															$ 186,000
Deferred share units cancelled | shares															33,928
Deferred share units issued | shares														454,244	454,244
Deferred share units fully vested | shares														136,323	136,323
Restricted share units liability														$ 265,000	$ 265,000
Aggregate restricted share units expense															266,000	36,000
Restricted share units expense															226,000	30,000
Restricted share units expense capitalized															$ 40,000	$ 6,000
Restricted share units issued | shares														468,370	468,370
Restricted share unit vested | shares														74,481	74,481
Liberty Metals And Mining Holdings Llc [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares											7,575,758
Equity Issuance, Price per Share | $ / shares											$ 1.32
Gross proceeds from issuing shares											$ 10,000,000.0
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		2,141,942							612,931		6,940,000	1,111,111
Equity Issuance, Price per Share | $ / shares											$ 1.32	$ 1.17
Gross proceeds from issuing shares											$ 9,100,000
Proceeds from issuance of equity												$ 1,300,000
Deepkloof Limited [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership and voting rights held by non-controlling interests												20.05%
Deepkloof Limited [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership and voting rights held by non-controlling interests												22.60%
Directors [Member]
Disclosure of classes of share capital [line items]
Deferred share units issued | shares																			240,000
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Shares issued for interest on convertible note (Shares) | shares			545,721	757,924	244,063	526,471		517,468
Shares issued for interest on convertible note	$ 687,000		$ 687,160	$ 724,000	$ 691,000	$ 687,000		$ 687,160
Borrowings			$ 19,990,000	$ 19,990,000	$ 19,990,000	$ 19,990,000		$ 19,990,000													$ 20,000,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense															$ 350,000			431,000
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense															$ 33,000			$ 64,000